Components of other comprehensive loss (income) - Summary of Movement on Components of Other Comprehensive Loss (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)
Controlling interest:
Unrealized gain (loss) on equity investments at fair value, net of deferred taxes	$ 4,560,869	$ 222	$ (1,952,414)	[1]	$ 883,409	[1]
Translation effect of foreign entities	(7,134,153)		(11,515,297)		(35,536,252)
Asset's revaluation surplus net of deferred taxes			77,230,031
Total equity attributable to equity holders of the parent [member]
Controlling interest:
Unrealized gain (loss) on equity investments at fair value, net of deferred taxes	4,560,869		(1,952,414)		883,409
Translation effect of foreign entities	(4,837,206)		(13,558,774)		(34,010,066)
Remeasurement of defined benefit plan, net of deferred taxes	11,100,835		(10,026,454)		(29,153,554)
Asset's revaluation surplus net of deferred taxes			64,835,155
Non-controlling interest of the items above	(2,135,886)		14,165,249		(1,908,304)
Total other comprehensive (loss) income items for the year, net of deferred taxes	7,859,449		$ 53,462,762		$ (64,188,515)
Total equity attributable to equity holders of the parent [member] | Discontinued operations [member]
Controlling interest:
Translation effect of foreign entities	$ (829,163)

[1]	Restated for discontinued operations.